Redeemable Convertible Preferred Stock, Common Stock, and Stockholders’ Equity (Deficit) - Fair Value Assumptions (Details) - Employee and Non-employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum (as a percent)	53.70%	48.80%
Expected volatility, maximum (as a percent)	54.50%	53.40%
Expected term (years)	6 years 3 months 18 days	6 years
Risk-free interest rate (as a percent)	1.10%	0.60%
Expected dividend yield (as a percent)	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock per share (in USD per share)	$ 4.92	$ 3.89
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock per share (in USD per share)	$ 6.83	$ 4.23